REAL ESTATE HELD FOR INVESTMENT - Highes Tenant Industry Concentrations- Grater than 10% of Annual Base Rent (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) Tenants	Dec. 31, 2019 USD ($) Tenants
Concentration Risk [Line Items]
Number of Tenants | Tenants	243	229
Annualized Base Rent | $	$ 21,053	$ 21,690
Percentage of Annualized Base Rent	35.80%	39.20%
Insurance
Concentration Risk [Line Items]
Number of Tenants | Tenants	25	26
Annualized Base Rent | $	$ 7,180	$ 7,817
Percentage of Annualized Base Rent	12.20%	14.10%
Health Care and Social Services
Concentration Risk [Line Items]
Number of Tenants | Tenants	16	16
Annualized Base Rent | $	$ 6,924	$ 7,021
Percentage of Annualized Base Rent	11.80%	12.70%
Computer Systems
Concentration Risk [Line Items]
Number of Tenants | Tenants	25	24
Annualized Base Rent | $	$ 6,949	$ 6,852
Percentage of Annualized Base Rent	11.80%	12.40%